UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Global Dividend Fund

The fund's portfolio
8/31/13 (Unaudited)

COMMON STOCKS (93.9%)(a)
	Shares	Value

Aerospace and defense (2.3%)

BAE Systems PLC (United Kingdom)	6,026	$40,632

General Dynamics Corp.	917	76,340

Northrop Grumman Corp.	655	60,437

		177,409
Air freight and logistics (0.5%)

bpost SA (Belgium)(NON)	1,796	34,964

		34,964
Airlines (1.2%)

ANA Holdings, Inc. (Japan)	11,000	22,313

Japan Airlines Co., Ltd. (Japan)(UR)	1,300	68,650

		90,963
Automobiles (1.2%)

Daimler AG (Registered Shares) (Germany)	1,333	91,471

		91,471
Beverages (0.8%)

Dr. Pepper Snapple Group, Inc.	1,442	64,544

		64,544
Capital markets (3.1%)

Ashmore Group PLC (United Kingdom)	16,715	86,439

Blackstone Group LP (The)	3,729	81,441

KKR & Co. LP	3,835	73,287

		241,167
Chemicals (2.1%)

BASF SE (Germany)	624	54,538

Dow Chemical Co. (The)	1,413	52,846

Tronox, Ltd. Class A	2,500	53,400

		160,784
Commercial banks (3.6%)

Australia & New Zealand Banking Group, Ltd. (Australia)	4,173	109,527

Bank of Nova Scotia (Canada)	1,053	58,483

Commonwealth Bank of Australia (Australia)	852	54,900

HSBC Holdings PLC (United Kingdom)	5,481	57,419

		280,329
Commercial services and supplies (0.6%)

Pitney Bowes, Inc.	2,611	42,612

		42,612
Communications equipment (0.6%)

Cisco Systems, Inc.	2,100	48,951

		48,951
Computers and peripherals (2.0%)

Apple, Inc.	126	61,368

ASUSTeK Computer, Inc. (Taiwan)	6,000	47,572

Hewlett-Packard Co.	2,009	44,881

		153,821
Construction and engineering (0.9%)

ACS Actividades de Construccion y Servicios SA (Spain)	2,467	69,465

		69,465
Containers and packaging (0.5%)

MeadWestvaco Corp.	1,096	39,292

		39,292
Diversified financial services (2.8%)

BM&F Bovespa SA (Brazil)	5,700	27,927

CME Group, Inc.	794	56,461

JPMorgan Chase & Co.	2,660	134,410

		218,798
Diversified telecommunication services (7.9%)

BCE, Inc. (Canada)	872	35,756

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	37,794	61,602

CenturyLink, Inc.	1,779	58,920

TDC A/S (Denmark)	11,518	94,054

Telstra Corp., Ltd. (Australia)	15,748	68,486

Verizon Communications, Inc.	2,104	99,688

Vivendi (France)	4,236	85,909

Ziggo NV (Netherlands)	2,642	104,771

		609,186
Electric utilities (3.1%)

Duke Energy Corp.	357	23,419

Energias de Portugal (EDP) SA (Portugal)	19,282	68,144

FirstEnergy Corp.	2,099	78,650

SSE PLC (United Kingdom)	2,758	66,804

		237,017
Electronic equipment, instruments, and components (0.7%)

Hoya Corp. (Japan)	2,500	53,092

		53,092
Energy equipment and services (1.3%)

Petrofac, Ltd. (United Kingdom)	1,991	42,734

Seadrill, Ltd. (Norway)	1,235	56,989

		99,723
Food and staples retail (1.1%)

Wesfarmers, Ltd. (Australia)	1,597	57,522

WM Morrison Supermarkets PLC (United Kingdom)	6,013	27,042

		84,564
Food products (2.8%)

Kraft Foods Group, Inc.	942	48,767

Nestle SA (Switzerland)	2,529	165,936

Pinnacle Foods, Inc.	144	3,902

		218,605
Gas utilities (0.6%)

Tokyo Gas Co., Ltd. (Japan)	9,000	46,519

		46,519
Health-care equipment and supplies (0.6%)

Baxter International, Inc.	635	44,171

		44,171
Hotels, restaurants, and leisure (1.8%)

McDonald's Corp.	477	45,010

OPAP SA (Greece)	9,111	90,312

		135,322
Household durables (1.4%)

Nexity (France)	1,273	46,873

Persimmon PLC (United Kingdom)	3,515	59,865

		106,738
Independent power producers and energy traders (0.7%)

Electric Power Development Co., Ltd. (Japan)	1,800	55,356

		55,356
Industrial conglomerates (1.5%)

General Electric Co.	1,882	43,549

Siemens AG (Germany)	699	73,990

		117,539
Insurance (4.5%)

Admiral Group PLC (United Kingdom)	3,025	59,114

Allianz SE (Germany)	620	88,825

SCOR SE (France)	2,040	63,832

Zurich Insurance Group AG (Switzerland)	543	135,159

		346,930
Leisure equipment and products (0.5%)

Hasbro, Inc.	791	36,054

		36,054
Media (2.4%)

Asian Pay Television Trust (Units) (Taiwan)(NON)	81,681	53,320

Comcast Corp. Class A	1,514	63,724

RTL Group SA (Belgium)	665	64,116

		181,160
Metals and mining (1.4%)

BHP Billiton PLC (United Kingdom)	1,937	56,373

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	1,807	54,608

		110,981
Multi-utilities (2.0%)

Ameren Corp.	1,995	67,451

Centrica PLC (United Kingdom)	14,261	85,285

		152,736
Multiline retail (1.3%)

Macy's, Inc.	1,289	57,270

Myer Holdings, Ltd. (Australia)	17,064	41,482

		98,752
Office electronics (1.1%)

Canon, Inc. (Japan)	1,900	56,932

Neopost SA (France)	441	30,891

		87,823
Oil, gas, and consumable fuels (8.0%)

Chevron Corp.	825	99,355

Energy Transfer Equity L.P.	1,200	77,196

ENI SpA (Italy)	4,452	101,675

HollyFrontier Corp.	914	40,655

Origin Energy, Ltd. (Australia)	4,919	57,750

Royal Dutch Shell PLC Class A (United Kingdom)	7,316	236,673

		613,304
Pharmaceuticals (11.3%)

AbbVie, Inc.	865	36,858

Astellas Pharma, Inc. (Japan)	600	30,544

AstraZeneca PLC (United Kingdom)	1,435	70,673

Eli Lilly & Co.	2,088	107,323

GlaxoSmithKline PLC (United Kingdom)	5,418	138,161

Johnson & Johnson	932	80,534

Merck & Co., Inc.	1,429	67,577

Pfizer, Inc.	3,277	92,444

Sanofi (France)	1,239	119,032

Takeda Pharmaceutical Co., Ltd. (Japan)	1,200	54,353

Warner Chilcott PLC Class A	2,000	42,900

Zoetis, Inc.	1,070	31,191

		871,590
Real estate investment trusts (REITs) (2.1%)

American Tower Corp. Class A	627	43,570

CYS Investments, Inc.	5,200	39,936

Equity Residential Trust	865	44,885

Healthcare Trust of America, Inc. Class A	2,081	21,434

MFA Financial, Inc.	1,400	10,080

		159,905
Semiconductors and semiconductor equipment (2.4%)

Intel Corp.	3,508	77,106

Maxim Integrated Products, Inc.	2,300	64,044

Texas Instruments, Inc.	1,159	44,274

		185,424
Software (1.5%)

Fidessa Group PLC (United Kingdom)	2,090	69,053

Microsoft Corp.	1,388	46,359

		115,412
Tobacco (4.4%)

Altria Group, Inc.	3,944	133,623

British American Tobacco (BAT) PLC (United Kingdom)	2,336	117,834

Philip Morris International, Inc.	1,068	89,114

		340,571
Trading companies and distributors (1.4%)

Mitsubishi Corp. (Japan)	2,600	48,513

Rexel SA (France)	2,615	60,136

		108,649
Transportation infrastructure (1.1%)

Sydney Airport (Australia)	25,445	85,370

		85,370
Wireless telecommunication services (2.8%)

NTT DoCoMo, Inc. (Japan)	37	59,126

Vodafone Group PLC (United Kingdom)	49,467	158,107

		217,233

Total common stocks (cost $7,180,130)		$7,234,296

SHORT-TERM INVESTMENTS (8.4%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	649,277	$649,277

Total short-term investments (cost $649,277)		$649,277

TOTAL INVESTMENTS

Total investments (cost $7,829,407)(b)		$7,883,573

FORWARD CURRENCY CONTRACTS at 8/31/13 (aggregate face value $2,898,974) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	9/18/13	$229,486	$227,003	$(2,483)
	Danish Krone	Sell	9/18/13	49,898	49,406	(492)
	Euro	Sell	9/18/13	205,526	203,616	(1,910)
	Swedish Krona	Buy	9/18/13	105,243	106,132	(889)
	Swedish Krona	Sell	9/18/13	105,243	108,145	2,902
Citibank, N.A.
	Australian Dollar	Sell	10/18/13	18,459	19,085	626
	British Pound	Buy	9/18/13	22,313	22,109	204
	Euro	Buy	9/18/13	27,095	26,839	256
	Euro	Sell	9/18/13	27,095	27,169	74
	Japanese Yen	Buy	11/20/13	21,138	21,030	108
Credit Suisse International
	Australian Dollar	Sell	10/18/13	65,495	67,714	2,219
	British Pound	Sell	9/18/13	85,534	85,509	(25)
	Canadian Dollar	Buy	10/18/13	22,002	22,043	(41)
	Canadian Dollar	Sell	10/18/13	22,002	22,502	500
	Euro	Sell	9/18/13	58,023	57,446	(577)
	Japanese Yen	Buy	11/20/13	25,040	25,176	(136)
	Swedish Krona	Sell	9/18/13	3,062	2,975	(87)
	Swiss Franc	Sell	9/18/13	25,904	25,505	(399)
Deutsche Bank AG
	Euro	Buy	9/18/13	94,899	93,782	1,117
	Euro	Sell	9/18/13	94,899	95,634	735
HSBC Bank USA, National Association
	Canadian Dollar	Buy	10/18/13	178,196	178,558	(362)
	Euro	Sell	9/18/13	69,390	68,344	(1,046)
	Hong Kong Dollar	Buy	11/20/13	90,898	90,896	2
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/18/13	141,461	146,241	4,780
	British Pound	Sell	9/18/13	64,461	62,791	(1,670)
	Canadian Dollar	Buy	10/18/13	40,590	40,387	203
	Singapore Dollar	Buy	11/20/13	50,647	50,614	33
	Swedish Krona	Buy	9/18/13	105,243	108,158	(2,915)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/18/13	57,152	58,508	1,356
State Street Bank and Trust Co.
	British Pound	Sell	9/18/13	239,248	236,531	(2,717)
	Canadian Dollar	Buy	10/18/13	54,056	55,282	(1,226)
	Canadian Dollar	Sell	10/18/13	54,056	54,151	95
	Euro	Sell	9/18/13	25,509	25,166	(343)
	Israeli Shekel	Sell	10/18/13	47,142	47,564	422
	Japanese Yen	Buy	11/20/13	154,348	151,472	2,876
	Norwegian Krone	Sell	9/18/13	16,381	17,178	797
WestPac Banking Corp.
	British Pound	Sell	9/18/13	81,815	80,807	(1,008)
	Euro	Buy	9/18/13	42,030	41,917	113
	Euro	Sell	9/18/13	42,030	41,639	(391)
	Japanese Yen	Buy	11/20/13	34,353	33,950	403

Total						$1,104

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 18, 2013 (commencement of operations) through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,705,264.
(b)	The aggregate identified cost on a tax basis is $7,829,407, resulting in gross unrealized appreciation and depreciation of $305,420 and $251,254, respectively, or net unrealized appreciation of $54,166.
(NON)	Non-income-producing security.
(UR)	At the reporting period end, 300 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$6,780,881	$6,131,604	$132	$649,277
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $5,584 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	44.4%
	United Kingdom	17.4
	Japan	6.3
	Australia	6.0
	France	5.2
	Germany	3.9
	Switzerland	3.8
	Netherlands	1.3
	Italy	1.3
	Taiwan	1.3
	Belgium	1.3
	Canada	1.2
	Denmark	1.2
	Greece	1.1
	Spain	0.9
	Portugal	0.9
	Israel	0.8
	Norway	0.7
	Indonesia	0.7
	Brazil	0.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,257 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$554,695	$94,802	$—
Consumer staples	650,762	57,522	—
Energy	655,277	57,750	—
Financials	1,082,702	164,427	—
Health care	830,864	84,897	—
Industrials	502,125	224,846	—
Information technology	543,859	100,664	—
Materials	311,057	—	—
Telecommunication services	698,807	127,612	—
Utilities	389,753	101,875	—
Total common stocks	6,219,901	1,014,395	—
Short-term investments	649,277	—	—

Totals by level	$6,869,178	$1,014,395	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,104	$—

Totals by level	$—	$1,104	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$19,821	$18,717

Total	$19,821	$18,717

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$2,600,000

	The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$2,902	$1,268	$2,719	$1,852	$2	$5,016	$1,356	$4,190	$516	$19,821

	Total Assets	$2,902	$1,268	$2,719	$1,852	$2	$5,016	$1,356	$4,190	$516	$19,821

	Liabilities:
	Forward currency contracts#	$5,774	$—	$1,265	$—	$1,408	$4,585	$—	$4,286	$1,399	$18,717

	Total Liabilities	$5,774	$—	$1,265	$—	$1,408	$4,585	$—	$4,286	$1,399	$18,717

	Total Financial and Derivative Net Assets	$(2,872)	$1,268	$1,454	$1,852	$(1,406)	$431	$1,356	$(96)	$(883)	$1,104
	Total collateral received (pledged)##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ —
	Net amount	$(2,872)	$1,268	$1,454	$1,852	$(1,406)	$431	$1,356	$(96)	$(883)	$1,104

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013